Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Net income (loss) per share attributable to ordinary shareholders
Net Income (Loss) Per Share

Note 14 Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	For the year ended December 31,
	2022	2023	2024	2024
	HK$’000	HK$’000	HK$’000	US$’000
Basic and diluted income (loss) per share
Numerator:
Net income (loss) for the year attributable to the Company’s ordinary shareholders	8,653	(1,462)	(15,482)	(1,993)

Denominator:
Weighted average number of basic and diluted ordinary shares outstanding	10,000,000	10,084,932	11,059,932	11,059,932

Weighted average number of basic and diluted ordinary shares used in calculating income (loss) per share	10,000,000	10,084,932	11,059,932	11,059,932

Basic and diluted net income (loss) per share (cents)	86.53	(14.50)	(139.98)	(18.02)